Investments in Associate (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices			$ 1,331	$ 4,277	$ 2,694
Medgold
Disclosure of associates [line items]
Name of associate	Medgold Resources Corp
Proportion of ownership interest in associate	22.00%	22.00%
Market value of investment	$ 1,265	$ 2,740
Fair value of investments in associates for which there are quoted market prices			974	3,075	2,694
Prospero
Disclosure of associates [line items]
Name of associate	Prospero Silver Corporation
Proportion of ownership interest in associate	27.00%	27.00%
Market value of investment	$ 464	$ 927
Fair value of investments in associates for which there are quoted market prices			$ 357	$ 1,202	$ 556